Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	4,460.63
Total Transaction Valuation	32,300,000.00
Total Offset Amount	0.00
Net Fee	$ 4,460.63
Offering Table N/A
Offset Table N/A	N/A